Label	Element	Value
ESG Diversified Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Diversified Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 83% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in eligible mutual funds that have an ESG (“environmental, social and governance”) focus or that meet Pacific Life Fund Advisors LLC’s (“PLFA’s”) ESG investment criteria in this section. The underlying funds invest in U.S. and foreign equity and debt instruments and are referred to herein as the “ESG Underlying Funds” because they are eligible underlying funds of the Fund.

Under normal market conditions, the Fund’s exposure to the two broad asset classes of debt and equity are expected to be within the following ranges:

Broad Asset Class Allocations
Debt	Equity
15-30%	70-85%

PLFA, the investment adviser to the Fund, manages and oversees the Fund through a two-step process that includes:

(1) Asset Allocation/Portfolio Construction —PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both broad asset classes and narrower asset classes. The broad equity asset class includes asset class categories such as domestic, developed and emerging market international equities. The broad debt asset class includes asset class categories such as investment grade bonds and international debt of developed markets of varying durations. The categories within both broad equity and debt asset classes represented by the ESG Underlying Funds seek better performance relative to their respective category peers.

PLFA then determines the amount of the Fund’s assets to invest in each ESG Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund. PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the ESG Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).

For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its ESG Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) ESG Underlying Fund Oversight — PLFA monitors and evaluates the ESG Underlying Funds on an ongoing basis, including an analysis of the investment risks of the ESG Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current ESG Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA considers periodic adjustments to the Fund’s allocations as a result of this analysis. PLFA will also monitor the available ESG Underlying Funds for potential reallocation of Fund assets and/or substitution of ESG Underlying Funds should PLFA consider other eligible funds to be more appropriate for the Fund’s investment.

Investments of the ESG Underlying Funds that invest primarily in equity instruments include: large-, mid- and small-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency denominated), including emerging markets stocks.

Investments of the ESG Underlying Funds that invest primarily in debt instruments include: “green” bonds (securities of companies that develop or provide products or services that seek to provide environmental solutions); investment grade debt securities, including U.S. Government securities and corporate bonds; non-investment grade or “high yield/high risk” debt securities; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency denominated); and debt instruments of varying duration (short, intermediate and long-term).

Certain ESG Underlying Funds may lend their portfolio securities to generate additional income.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

PLFA monitors and evaluates various ESG attributes of the ESG Underlying Funds. To be selected for investment, an ESG Underlying Fund must satisfy the following ESG criteria:

(i) An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is applied to ratings provided by established third party ESG ratings providers. These providers base their ratings on the asset-weighted average of ESG risks of the ESG Underlying Funds’ holdings or an assessment of the resilience of an ESG Underlying Fund’s aggregate holdings to long term ESG risks. These ESG risks may be based on information or analysis that differs from the information or analysis an ESG Underlying Fund uses in its investment process. If the ESG risks for an ESG Underlying Fund’s holdings are high, meaning that the ESG Underlying Fund invests in companies that are not managing their ESG risks well, then that ESG Underlying Fund is less likely to receive a high rating from a third party ESG ratings provider; and

(ii) the ESG Underlying Fund’s principal investment strategies, as disclosed in its prospectus, must refer to ESG criteria in describing the ESG Underlying Fund’s process for selecting investments. The ESG criteria may be determined by an independent third-party data provider or by the investment adviser of the ESG Underlying Fund utilizing an internal framework for considering ESG factors. ESG criteria used by one ESG Underlying Fund in its investment process may differ from or be inconsistent with ESG criteria used by other ESG Underlying Funds in their investment processes.

ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its investment process seeks to provide investment results that correspond to the returns of its benchmark index, then the fund’s benchmark index must include an ESG investment component. PLFA seeks to gain exposure to a broad range of ESG metrics with its allocations to the ESG Underlying Funds.

PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to meet the requirements described above. If an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine whether and when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change.

The Fund may invest a significant portion of its assets in any single ESG Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and may adjust the Fund’s allocations to the ESG Underlying Funds and add or remove ESG Underlying Funds as it deems appropriate to meet the Fund’s investment goal.

The current ESG Underlying Funds are managed by:

● Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC)

● BlackRock Advisors, LLC;

● Calvert Research and Management;

● Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC);

● J.P. Morgan Investment Management Inc.; and

● Pacific Investment Management Company LLC.

Each ESG Underlying Fund factors ESG criteria into its investment process.

The ESG Underlying Fund managed by Aristotle Investment Services, LLC and sub-advised by Aristotle Pacific Capital, LLC (the “Aristotle Fund”) bases its investment process on a combination of Aristotle Pacific Capital, LLC’s fundamental research process and Aristotle Pacific Capital, LLC’s ESG criteria, which involves (i) the application of the ESG exclusionary screens described below (the “ESG Exclusionary Screens”), and (ii) Aristotle Pacific Capital, LLC’s analysis of ESG metrics provided by independent third-party ESG data providers in respect of certain debt securities held by the Aristotle Fund. The ESG-related considerations are described below.

ESG Exclusionary Screens. Under normal circumstances, the Aristotle Fund will invest at least 80% of its assets in debt securities that are permitted investments under the ESG Exclusionary Screens. Aristotle Pacific Capital, LLC has created two ESG Exclusionary Screens, one of which is applicable to corporate debt issuers (the “Corporate Debt Screen”) and the other of which is applicable to government debt issuers (the “Government Debt Screen”). Aristotle Pacific Capital, LLC uses the Corporate Debt Screen to identify a universe of corporate bonds, asset-backed securities, and mortgage-related securities, the issuers of which are not directly involved in (i) the extraction of thermal coal, coal power generation, and providing tailor-made products and services that support thermal coal extraction that contribute materially to company revenue; in each case, such issuers are excluded only to the extent that such activities lead to revenue in excess of Aristotle Pacific Capital, LLC’s revenue threshold (which is currently 9.99%); (ii) the production of tobacco; (iii) the production of controversial military weapons (i.e., weapons that have a disproportionate and indiscriminate impact on civilian populations, sometimes even years after a conflicts has ended); (iv) serious or systematic human rights violations; (v) severe environmental damage; (vi) gross corruption or other serious financial crime (as those terms (iv)-(vi) are determined by Norges Bank). The Aristotle Fund may invest in transition bonds issued by entities that derive revenue from activities in the exclusion list. Transition bonds, also referred to as sustainable bonds, are debt instruments whose proceeds are exclusively used to finance projects aimed at helping the issuer transition to a more sustainable way of doing business. Examples of these bonds are green bonds (used to finance projects with positive environmental impacts), blue bonds (used to raise capital for ocean conservation, marine and fisheries projects) and social bonds (used to finance social projects intended to achieve positive social outcomes and/or address a social issue). Transition bonds issued by entities that derive revenue from activities in the exclusion list above would not be excluded under the Corporate Debt Screen. Aristotle Pacific Capital, LLC uses a combination of issuer lists and ESG-specific issuer information provided by third-party ESG data sources (e.g. Morningstar Sustainalytics and Norges Bank) to determine which issuers are permitted investments under the Corporate Debt Screen. This information is determined by the third-party ESG data providers’ internal methodologies. Aristotle Pacific Capital, LLC uses the Government Debt Screen to identify a universe of sovereign debt issued by government and sovereign issuers that have not received ESG ratings of “high risk” or “severe risk” from the third-party ESG data provider used by Aristotle Pacific Capital, LLC. In the event independent third-party ESG data is not available for an issuer, Aristotle Pacific Capital, LLC may rely on its own research to determine whether a particular debt security is permitted for investment under the applicable ESG Exclusionary Screen. Up to 20% of the Aristotle Fund’s assets may be invested in cash and certain types of debt securities, including collateralized loan obligations, that are not subject to either of the ESG Exclusionary Screens or that would not be permitted investments under the ESG Exclusionary Screens.

ESG Metrics. To evaluate an issuer’s material ESG factors that help inform portfolio management decisions for the Aristotle Fund, Aristotle Pacific Capital, LLC generally relies upon the assessments of third-party ESG data providers that score the material ESG factors of issuers to determine the issuer’s overall ESG rating (the “Overall ESG Rating”). The Overall ESG Ratings consider, as applicable or relevant, the following factors: environmental assessments (involving issues such as greenhouse gas emissions, resource efficiency, use of natural resources and/or waste management), social assessments (involving issues such as human capital management, labor standards, occupational health and safety records, data security and/or product quality and safety) and/or governance assessments (involving issues such as board structure and quality, executive compensation, anti-competitive practices, ownership, shareholder rights, and/or geopolitical risk). When determining an issuer’s Overall ESG Rating, the providers rate the material ESG factors of each issuer within the providers’ universe and then apply weights to each factor’s score to create an aggregate score. Aristotle Pacific Capital, LLC relies upon this Overall ESG Rating when constructing and maintaining the portfolio. In the event that third-party ESG metrics are not available for an issuer considered for investment, Aristotle Pacific Capital, LLC may rely on its own qualitative research as a substitute.

The Aristotle Fund seeks to invest in investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government, or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporations, except to the extent that any of these instruments are structured as collateralized loan obligations (collectively, the “Principal Investments”) that would result in an equal or better average Overall ESG Rating for those debt securities than the average Overall ESG Rating of the debt securities representing Principal Investments within the Bloomberg US Aggregate Bond Index (the Aristotle Fund’s benchmark index).

The Aristotle Fund seeks to invest in corporate debt securities with a lower average carbon intensity than the average carbon intensity of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Aristotle Fund’s benchmark index) for which this data is available using the carbon intensity definition and calculation methodology of an independent third-party ESG data provider.

The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. This screening criteria is subject to change over time at BlackRock’s discretion. The BlackRock Fund’s investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Certain ESG Underlying Funds are managed by Calvert Research and Management (“Calvert”) (the “Calvert Funds”). In selecting investments for the Calvert Funds, Calvert is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency. One of the Calvert Funds, the Calvert Green Bond Fund, invests at least 80% of its assets in “green” bonds, which are bonds of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of Calvert Research and Management, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.

The ESG Underlying Funds managed by Fidelity Management & Research Company LLC (as sub-advised by Geode Capital Management, LLC) are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds use index sampling techniques (also known as statistical sampling) based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities.

The ESG Underlying Fund managed by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) (the “J.P. Morgan Fund”) invests principally in all types of high yield, high risk debt securities. Under normal circumstances, the J.P. Morgan Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations, commitments to purchase loan assignments and preferred stocks that are rated below investment grade or unrated. “Assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the J.P. Morgan Fund’s total assets may be invested in other securities, including investment grade securities. The J.P. Morgan Fund may invest no more than 30% of its net assets in loan assignments and participations (Loans) and contractual obligations to invest in Loans at a future date (Unfunded Commitments). Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. The J.P. Morgan Fund may invest up to 100% of its total assets in high yield bond and non-investment grade bonds. Such securities may include distressed debt. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities. Although the J.P. Morgan Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. J.P. Morgan focuses on value in buying and selling securities for the J.P. Morgan Fund by looking at individual securities against the context of broader market factors. For each issuer, J.P. Morgan performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, J.P. Morgan monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the J.P. Morgan Fund’s investments that are considered to be the most risky. Generally, J.P. Morgan will sell a security when, based on fundamental credit analysis and the considerations described above, J.P. Morgan believes the issuer’s credit quality will deteriorate materially or when J.P. Morgan believes that there is better relative value available in the market in securities of comparable quality.

J.P. Morgan also integrates financially material ESG factors as part of the J.P. Morgan Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its credit analysis, J.P. Morgan seeks to assess the impact of ESG factors on certain issuers in the universe in which the J.P. Morgan Fund may invest. J.P. Morgan’s assessment is based on an analysis of key opportunities and risks across industries to identify financially material issues with respect to the J.P. Morgan Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the J.P. Morgan Fund while the J.P. Morgan Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

The ESG Underlying Fund managed by Pacific Investment Management Company LLC (“PIMCO”) (the “PIMCO Fund”) will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The PIMCO Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The PIMCO Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC BlackRock, Calvert, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, although described in this section, not all ESG Underlying Funds are principal investments of the Fund at any given time.

For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 60% S&P 500, 20% Bloomberg US Aggregate Bond, and 20% MSCI ACWI ex USA (net) Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 60% S&P 500, 20% Bloomberg US Aggregate Bond, and 20% MSCI ACWI ex USA (net) Indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q4 2022: 8.13%; Q2 2022: (13.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(For the periods ended December 31, 2022)
ESG Diversified Growth Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ESG Diversified Growth Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
ESG Diversified Growth Portfolio | Asset Allocation Fund of Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term. PLFA’s assumptions about asset classes and ESG Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the ESG Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the ESG Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an ESG Underlying Fund’s investments can change due to market movements, the ESG Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the ESG Underlying Funds in proportion to the Fund’s allocation to those ESG Underlying Funds.
ESG Diversified Growth Portfolio | Conflicts of Interest Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.
ESG Diversified Growth Portfolio | ESG Criteria Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● ESG Criteria Risk: Consideration of ESG criteria in its investment process could cause the Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. Further, there can be no assurance that the ESG criteria utilized by PLFA for the Fund or any judgment PLFA exercises regarding ESG criteria for the Fund will reflect the beliefs or values of any particular investor. An independent third party data provider’s assessment of the financial materiality of ESG factors could be inaccurate, which may have an adverse impact on the Fund’s performance or cause the Fund to hold an ESG Underlying Fund that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, regulations and industry practices related to ESG are evolving rapidly, and PLFA’s practices and the Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.
ESG Diversified Growth Portfolio | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
ESG Diversified Growth Portfolio | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
ESG Diversified Growth Portfolio | Index Sampling Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in a passively managed Fund’s benchmark index, it may not result in the aggregate in investment performance matching that of a passively managed Fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
ESG Diversified Growth Portfolio | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
ESG Diversified Growth Portfolio | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Tracking Error Risk: Performance of a passively managed ESG Underlying Fund may vary from the performance of its benchmark index due to imperfect correlation between the fund’s investments and the index.
ESG Diversified Growth Portfolio | Large-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
ESG Diversified Growth Portfolio | Mid-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
ESG Diversified Growth Portfolio | Small-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
ESG Diversified Growth Portfolio | Foreign Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
ESG Diversified Growth Portfolio | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an ESG Underlying Fund’s investments denominated in or with exposure to that foreign currency.
ESG Diversified Growth Portfolio | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an ESG Underlying Fund’s performance.
ESG Diversified Growth Portfolio | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
ESG Diversified Growth Portfolio | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Derivatives Risk: An ESG Underlying Fund’s use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the ESG Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the ESG Underlying Fund’s volatility and risk of loss.
ESG Diversified Growth Portfolio | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Leverage Risk : Certain ESG Underlying Funds may lend their securities. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an ESG Underlying Fund’s principal amount invested. Leverage can magnify an ESG Underlying Fund’s gains and losses and therefore increase its volatility.
ESG Diversified Growth Portfolio | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An ESG Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
ESG Diversified Growth Portfolio | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an ESG Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
ESG Diversified Growth Portfolio | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. An ESG Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. During periods when interest rates are low or there are negative interest rates, an ESG Underlying Fund’s yield (and total return) also may be low and an ESG Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
ESG Diversified Growth Portfolio | High Yield/High Risk or “Junk” Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
ESG Diversified Growth Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an ESG Underlying Fund’s returns because an ESG Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), and issuer risk (the risk that a private issuer cannot meet its obligations).
ESG Diversified Growth Portfolio | U.S. Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk . There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
ESG Diversified Growth Portfolio | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Securities Lending Risk: If securities for an ESG Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the ESG Underlying Fund to leverage risk.
ESG Diversified Growth Portfolio | LIBOR Transition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● LIBOR Transition Risk: Certain debt investments in which an ESG Underlying Fund invests may rely on, and are therefore subject to risks related to the expected discontinuation of, the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Although various regulators and industry groups are working globally on transitioning away from LIBOR to selected replacement rates, there remains uncertainty regarding the transition to, and nature of, any selected replacement rate, as well as the impact on investments that currently utilize LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing a replacement rate. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.
ESG Diversified Growth Portfolio | Underlying Funds - ESG Criteria Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● ESG Criteria Risk: Consideration of ESG Criteria in its investment process could cause an ESG Underlying Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. An ESG Underlying Fund manager’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the manager or any judgment exercised by the manager will reflect the beliefs or values of any particular investor. An independent third party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the ESG Underlying Fund’s performance or cause the ESG Underlying Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, regulations and industry practices related to ESG are evolving rapidly, and an ESG Underlying Fund manager’s practices and the respective ESG Underlying Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.
ESG Diversified Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021
ESG Diversified Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021
ESG Diversified Growth Portfolio | ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ESG Diversified Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021
ESG Diversified Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,377
Annual Return 2022	rr_AnnualReturn2022	(18.08%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted October 29, 2021)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021
ESG Diversified Growth Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,069
Label	rr_AverageAnnualReturnLabel	Class P (incepted October 29, 2021)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2021

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	Expense information has been restated to reflect current fees.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2024. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.